Annual Fund Operating Expenses - Cantor Fitzgerald Commodity Return Strategy Portfolio	Apr. 01, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.24%	[1]
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	0.04%	[2]
Net Expenses (as a percentage of Assets)	1.05%
Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%	[1]
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	0.04%	[2]
Net Expenses (as a percentage of Assets)	0.80%

[1]	The portfolio invests in Cantor Fitzgerald Cayman Commodity Fund II, Ltd., a wholly-owned subsidiary of the portfolio organized under the laws of the Cayman Islands (the “Subsidiary”). “Other expenses” include expenses of both the portfolio and the Subsidiary [as well as “Acquired fund fees and expenses,” which were less than 0.01% of the average net assets of the portfolio].
[2]	The Trust and O’Connor Alternative Investments have entered into a written contract limiting operating expenses to 1.05% for Class 1 shares and 0.80% for Class 2 shares of the portfolio’s average daily net assets at least through April 30, 2027. This limit excludes certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Trust’s board of trustees (the “Board of Trustees”)). The Trust is authorized to reimburse O’Connor Alternative Investments for management fees previously waived and/or for expenses previously paid by O’Connor Alternative Investments, provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by O’Connor Alternative Investments and the reimbursement does not cause the applicable class’s aggregate expenses, on an annualized basis to exceed either (i) the applicable expense limited in effect at the time such fees were waived or such expenses were paid by O’Connor Alternative Investments or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before April 30, 2027.